UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21763

Name of Fund:  U.S. Mortgage Portfolio of
               Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, U.S. Mortgage Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


U.S. Mortgage Portfolio of Managed Account Series


Schedule of Investments as of July 31, 2006

                                                               Face         Interest           Maturity
Issue                                                         Amount          Rate             Date(s)                  Value
U.S. Government Agency Mortgage-Backed Securities* - 94.4%

Fannie Mae Guaranteed Pass-Through Certificates            $  6,372,708      4.50%      7/01/2020 - 3/01/2021      $    6,088,674
                                                              3,679,584      4.50             10/01/2035                3,382,884
                                                              6,844,499      5.00       7/01/2020 - 12/01/2020          6,650,155
                                                              5,168,408      5.00       12/01/2035 - 1/01/2036          4,894,072
                                                              2,195,484      5.50      11/01/2019 - 11/01/2020          2,173,112
                                                             12,777,124      5.50     12/01/2035 - 8/15/2036 (a)       12,407,511
                                                                737,504      6.00             1/01/2016                   745,061
                                                              3,194,572      6.00       8/01/2034 - 11/01/2034          3,181,738

Fannie Mae Trust Series 2003-65 Class NF                      2,141,879      5.735          9/25/2031 (b)               2,148,627

Freddie Mac Mortgage Participation Certificates               7,257,104      5.00       3/01/2036 - 4/01/2036           6,862,216
                                                             12,513,000      5.50     7/01/2036 - 8/15/2036 (a)        12,154,540
                                                              8,000,000      6.00           8/15/2036 (a)               7,952,496
                                                              5,000,000      6.50     8/15/2036 - 9/15/2036 (a)         5,057,815

Freddie Mac Multiclass Certificates Series 2411 Class FJ         55,546      5.68           12/15/2029 (b)                 55,799

Ginnie Mae MBS Certificates                                   2,837,149      5.00       10/15/2035 - 2/15/2036          2,709,732
                                                              2,347,131      6.00             11/15/2034                2,351,216
                                                              2,010,951      6.50       1/15/2032 - 6/15/2035           2,049,080

Ginnie Mae Trust Series 2006-8 Class B                        5,000,000      4.815            2/16/2030                 4,833,825

Total U.S. Government Agency Mortgage-Backed Securities (Cost - $86,106,231) - 94.4%                                   85,698,553


                           Face
                         Amount    Issue
Asset-Backed Securities* - 19.2%

                     $   31,041    ACE Securities Corp. Series 2005-HE1 Class A2A, 5.505% due 2/25/2035 (b)                31,043
                        800,000    ACE Securities Corp. Series 2005-HE6 Class A2B, 5.585% due 10/25/2035 (b)              800,348
                      2,468,398    Aames Mortgage Investment Trust Series 2006-1 Class A1,
                                   5.445% due 4/25/2036 (b)                                                             2,468,556
                        355,000    American Express Credit Account Master Trust Series 2002-3 Class A,
                                   5.44% due 12/15/2009 (b)                                                               355,328
                        557,453    Capital Auto Receivables Asset Trust Series 2005-1 Class A3,
                                   5.39% due 4/15/2008 (b)                                                                557,553
                        390,000    Capital One Master Trust Series 2001-1 Class A, 5.53% due 12/15/2010 (b)               391,515
                         20,658    Carrington Mortgage Loan Trust Series 2005-NC3 Class A1A,
                                   5.465% due 6/25/2035 (b)                                                                20,658
                        651,111    Centex Home Equity Series 2004-D Class AV2, 5.725% due 9/25/2034 (b)                   652,180
                         75,000    Citibank Credit Card Master Trust I Series 1997-4 Class B,
                                   5.59% due 3/10/2011 (b)                                                                 75,348
                        683,174    Citigroup Mortgage Loan Trust, Inc. Series 2005-Opt1 Class A1B,
                                   5.595% due 2/25/2035 (b)                                                               683,766
                        367,905    Collegiate Funding Services Education Loan Trust I Series 2005-A Class A1,
                                   5.51% due 9/29/2014 (b)                                                                367,544
                        354,417    Countrywide Asset-Backed Certificates Series 2004-6 Class 2A4,
                                   5.835% due 11/25/2034 (b)                                                              355,411
                        325,000    Discover Card Master Trust I Series 2003-4 Class A1, 5.44% due 5/15/2011 (b)           325,777
                        350,000    Discover Card Master Trust I Series 2004-1 Class A, 5.36% due 4/16/2010 (b)            350,174
                        252,101    Encore Credit Receivables Trust Series 2005-3 Class 2A1,
                                   5.505% due 10/25/2035 (b)                                                              252,130
                        127,283    First NLC Trust Series 2005-2 Class AV1, 5.495% due 9/25/2035 (b)                      127,286
                        750,000    Ford Credit Floorplan Master Owner Trust Series 2004-1 Class A,
                                   5.37% due 7/15/2009 (b)                                                                749,494
                      2,574,993    Fremont Home Loan Trust Series 2006-A Class 2A1, 5.435% due 5/25/2036 (b)            2,575,152
                        409,760    GE Commercial Equipment Financing LLC Series 2004-1 Class A3,
                                   5.398% due 10/20/2008 (b)                                                              409,800
                        500,000    GE Dealer Floorplan Master Note Trust Series 2005-1 Class A,
                                   5.418% due 4/20/2010 (b)                                                               500,147
                        500,000    Gracechurch Card Funding Plc Series 6 Class A, 5.36% due 2/17/2009 (b)                 500,130
                        347,379    Irwin Home Equity Series 2005-C Class 1A1, 5.645% due 4/25/2030 (b)                    347,481
                        279,221    Long Beach Mortgage Loan Trust Series 2005-WL2 Class 3A2,
                                   5.495% due 8/25/2035 (b)                                                               279,260
                        600,000    Metris Master Trust Series 2004-1 Class A, 5.658% due 4/20/2011 (b)                    601,108
                        524,977    Morgan Stanley ABS Capital I, Inc. Series 2005-NC1 Class A2B,
                                   5.595% due 1/25/2035 (b)                                                               525,215
                         61,771    Morgan Stanley ABS Capital I, Inc. Series 2005-NC2 Class A3A,
                                   5.465% due 3/25/2035 (b)                                                                61,773
                        155,465    New Century Home Equity Loan Trust Series 2005-4 Class A2A,
                                   5.495% due 9/25/2035 (b)                                                               155,479
                          5,407    Nissan Auto Lease Trust Series 2003-A Class A3A, 5.509% due 6/15/2009 (b)                5,408
                         32,936    Residential Asset Mortgage Products, Inc. Series 2004-RS12 Class AII1,
                                   5.515% due 6/25/2027 (b)                                                                32,938
                        155,476    Residential Asset Securities Corp. Series 2004-KS7 Class A2B2,
                                   5.655% due 5/25/2033 (b)                                                               155,725
                        800,893    Residential Asset Securities Corp. Series 2004-KS12 Class AI2,
                                   5.615% due 1/25/2035 (b)                                                               801,992
                         47,178    SLM Student Loan Trust Series 2004-5 Class A2, 5.515% due 4/25/2014 (b)                 47,201
                         30,039    Structured Asset Investment Loan Trust Series 2003-BC10 Class 3A5,
                                   5.865% due 10/25/2033 (b)                                                               30,050
                        582,932    Structured Asset Investment Loan Trust Series 2005-10 Class A3,
                                   5.475% due 12/25/2035 (b)                                                              583,043
                        482,660    Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                   5.725% due 2/25/2032 (b)                                                               483,728
                        750,000    World Financial Network Credit Card Master Trust Series 2004-B Class A,
                                   5.43% due 7/15/2010 (b)                                                                749,891

Total Asset-Backed Securities (Cost - $17,400,945) - 19.2%                                                             17,409,632


Non-Government Agency Mortgage-Backed Securities* - 11.1%


Collateralized          302,391    Banc of America Mortgage Securities Series 2003-3 Class 2A1,
Mortgage                           5.935% due 5/25/2018 (b)                                                               303,946
Obligations - 7.5%      478,371    Banc of America Mortgage Securities Series 2003-10 Class 1A6,
                                   5.835% due 1/25/2034 (b)                                                               480,085
                        350,207    Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J2
                                   Class A2, 5.885% due 3/25/2034 (b)                                                     351,142
                      2,022,557    Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-21
                                   Class 2A2, 5.50% due 10/25/2035                                                      1,993,245
                        345,457    First Horizon Mortgage Pass-Through Trust Series 2003-4 Class 2A2,
                                   5.835% due 6/25/2018 (b)                                                               347,273
                      1,923,827    JPMorgan Mortgage Trust Series 2005-A2 Class 4A1, 5.209% due 4/25/2035 (b)           1,861,010
                        611,343    Opteum Mortgage Acceptance Corp. Series 2005-4 Class 1A1A,
                                   5.555% due 11/25/2035 (b)                                                              611,492
                        813,614    Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                   5.50% due 8/25/2035 (b)                                                                813,997
                                                                                                                   --------------
                                                                                                                        6,762,190

Commercial            1,855,637    Greenwich Capital Commercial Funding Corp. Series 2005-FL3A Class A2,
Mortgage-Backed                    5.606% due 10/05/2020 (b)(d)                                                         1,855,637
Securities - 3.6%     1,010,180    Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2006-CCL
                                   Class A1, 5.50% due 1/15/2021 (b)                                                    1,010,393
                        424,196    Morgan Stanley Capital I Series 2005-XLF Class A1, 5.44%
                                   due 8/15/2019 (b)(d)                                                                   424,280
                                                                                                                   --------------
                                                                                                                        3,290,310

Total Non-Government Agency Mortgage-Backed Securities (Cost - $10,117,825) - 11.1%                                    10,052,500


Short-Term Securities - 7.2%

Government Agency     5,600,000    Federal Home Loan Bank System, 5.14% due 8/09/2006                                   5,593,579
Obligation**


                     Beneficial
                       Interest

                     $  943,110    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I, 5.07% (c)(e)                  943,110

Total Short-Term Securities (Cost - $6,536,689) - 7.2%                                                                  6,536,689

Total Investments (Cost - $120,161,690***) - 131.9%                                                                   119,697,374
Liabilities in Excess of Other Assets - (31.9%)                                                                      (28,929,449)
                                                                                                                   --------------
Net Assets - 100.0%                                                                                                $   90,767,925
                                                                                                                   ==============


  * Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

 ** U.S. Government Agency Obligations are traded on a discount basis;
    the interest rates shown reflect the discount rates paid at the time of purchase.

*** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $  120,161,690
                                                     ==============
    Gross unrealized appreciation                    $      335,045
    Gross unrealized depreciation                         (799,361)
                                                     --------------
    Net unrealized depreciation                      $    (464,316)
                                                     ==============

(a) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(b) Floating rate security.

(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                    $   704,097         $  16,559


(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Represents the current yield as of July 31, 2006.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


U.S. Mortgage Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       U.S. Mortgage Portfolio of Managed Account Series


Date:  September 20, 2006